As filed with the U.S. Securities and Exchange Commission on September 8, 2022

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Point Bridge America First ETF

(Formerly, Point Bridge GOP Stock Tracker ETF)

Ticker: MAGA

Annual Report

June 30, 2022

Point Bridge America First ETF

Point Bridge America First ETF

Letter to Shareholders

(Unaudited)

Dear Point Bridge America First Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge America First ETF (“MAGA” or the “Fund”). The following information pertains to the fiscal period of July 01, 2021, through June 30, 2022 (“current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge America First Index, an equal-weight custom index (the “Index) derived from holdings in the S&P 500® Index and developed by Point Bridge Capital, LLC. This index strategy represents a portfolio of holdings from the S&P 500® Index that are highly supportive of Republican candidates for federal office and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology first screens Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles, and as a new rule, subsequently selects only companies that have U.S. assets greater than or equal to 50% of total assets.

Companies that satisfy the initial screenings are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or political action committee(s) (“PACs”) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

On June 17, 2022, the Fund began tracking the Point Bridge America First Index. The new Index methodology removed a specific presidential campaign contribution screen and added a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets.

The Fund had negative performance during the current fiscal period ending on June 30, 2022. The market price for MAGA decreased -0.70% and the NAV decreased -0.41%, while the S&P 500® Index, a broad market index, lost -10.62% over the same period. The Fund’s Index returned 0.32%. The overall market was affected by rising inflation and a change in Federal Reserve interest rate policies that have increased the volatility in the S&P 500. Outstanding shares ended the current fiscal period at 425,000.

For the current fiscal period, the largest positive contributor to return was Occidental Petroleum Corporation (OXY), adding 0.61% to the return of the Fund, with an absolute return of 89.24% and an average weighting of 0.81%. The second-largest contributor to return was Devon Energy Corp (DVN), adding 0.59% to the return of the Fund, gaining 102.66% with an average weighting of 0.83%. The third-largest contributor to return was CF Industries Holdings, Inc. (CF), adding 0.52% to the return of the Fund, gaining 69.8% with an average weighting of 0.80%.

Point Bridge America First ETF

Letter to Shareholders

(Unaudited) (Continued)

For the current fiscal period, the largest negative contributor to return was Norwegian Cruise Line Holdings, Ltd. (NCLH), detracting -0.60% from the return of the Fund, declining- 61.14% with an average weighting of 0.65%. The second-largest detractor was Penn Entertainment, Ltd. (PENN), reducing the Fund return by -0.51%, and declining -60.23% with an average weighting of 0.62%. The third-largest negative contributor to return was Stanley Black & Decker, Inc. (SWK), detracting -0.42% from the return of the Fund, and declining -47.79% with an average weight of 0.66%.

For the current fiscal period, the sector that most positively contributed to return was Energy, contributing 5.21%, followed by Utilities, adding 1.56%. The sector that detracted the most to return was Consumer Discretionary, decreasing returns by -2.95%, followed by Industrials, detracting -2.46% from the return.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital, LLC
Advisor to the Fund

Current and future holdings are subject to change and risk.

Must be preceded or accompanied by a prospectus.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2021, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

Investing involves risk, including possible loss of principal. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Index composition is heavily dependent on quantitative models and data supplied by third parties. Where such models and data are incorrect or incomplete, the composition of the Index will reflect such errors and likewise the Fund’s portfolio. Because the methodology of the Index selects securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The Fund is not actively managed and therefore would not sell shares of an equity security unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. Real Estate investments are subject to changes in economic conditions, credit risk, and interest rate fluctuations.

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Point Bridge America First ETF

Letter to Shareholders

(Unaudited) (Continued)

The Point Bridge America First Index uses an objective, rules-based methodology track the performance of U.S. companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party-affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, National Republican Senatorial Committee) (“Committees”). Republican Candidates and Republican Committees receiving support from employees and/or PACs of companies in the Index have historically been more supportive of Republican policies than Democratic Candidates and Democratic Committees. The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Point Bridge America First ETF

Performance Summary

(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 06, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Point Bridge America First ETF

Performance SUmmary

(Unaudited) (Continued)

Average Annual Returns June 30, 2022	One Year	Three Year	Since Inception (9/6/2017)
Point Bridge America First ETF - NAV	-0.41%	11.36%	9.56%
Point Bridge America First ETF - Market	-0.70%	11.29%	9.51%
Point Bridge America First Index/Point Bridge GOP Stock Tracker Index (1)(2)(3)	0.32%	12.19%	10.39%
S&P 500® Index (1)(4)	-10.62%	10.60%	11.28%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2021, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Index uses an objective, rules-based methodology to track the performance of U.S. companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party-affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, National Republican Senatorial Committee) (“Committees”). Republican Candidates and Republican Committees receiving support from employees and/or PACs of companies in the Index have historically been more supportive of Republican policies than Democratic Candidates and Democratic Committees. The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

(3)

Effective June 17, 2022, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of the Point Bridge America First Index. Prior to June 17, 2022, the Fund’s investment objective was to track the total return performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index. Performance shown for periods beginning June 17, 2022, is that of the Point Bridge America First Index, and performance shown for periods prior to June 17, 2022, is that of the Point Bridge GOP Stock Tracker Index.

(4)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Point Bridge America First ETF

Portfolio Allocation

As of June 30, 2022 (Unaudited)

Sector	Percentage of Net Assets
Industrial	20.4%
Consumer, Non-Cyclical	18.6
Financial	18.5
Consumer, Cyclical	12.7
Utilities	11.8
Energy	9.5
Basic Materials	4.9
Technology	2.0
Communications	1.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Point Bridge America First ETF

Schedule of Investments

June 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Aerospace/Defense — 4.1%
477	General Dynamics Corporation	$105,536
3,159	Howmet Aerospace, Inc.	99,351
249	Lockheed Martin Corporation	107,060
231	Northrop Grumman Corporation	110,550
1,123	Raytheon Technologies Corporation	107,931
185	TransDigm Group, Inc. (a)	99,284
		629,712
	Agriculture — 1.3%
2,194	Altria Group, Inc.	91,643
1,268	Archer-Daniels-Midland Company	98,397
		190,040
	Airlines — 1.2%
3,056	Delta Air Lines, Inc. (a)	88,532
2,675	Southwest Airlines Company (a)	96,621
		185,153
	Banks — 6.9%
3,236	Bank of America Corporation	100,737
1,426	Comerica, Inc.	104,640
758	First Republic Bank	109,303
3,008	Fifth Third Bancorp	101,069
8,626	Huntington Bancshares, Inc.	103,771
6,039	KeyCorp	104,052
678	PNC Financial Services Group, Inc.	106,968
5,331	Regions Financial Corporation	99,956
2,336	Truist Financial Corporation	110,796
2,033	Zions Bancorporation	103,480
		1,044,772
	Beverages — 0.7%
2,052	Molson Coors Beverage Company - Class B	111,855

	Biotechnology — 1.4%
447	Amgen, Inc.	108,755
1,851	Corteva, Inc.	100,213
		208,968

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Building Materials — 1.9%
333	Martin Marietta Materials, Inc.	$99,647
1,962	Masco Corporation	99,277
683	Vulcan Materials Company	97,054
		295,978
	Chemicals — 3.7%
737	Celanese Corporation	86,679
1,224	CF Industries Holdings, Inc.	104,933
1,734	Dow, Inc.	89,492
1,689	DuPont de Nemours, Inc.	93,875
1,051	Eastman Chemical Company	94,348
1,047	LyondellBasell Industries NV - Class A	91,571
		560,898
	Commercial Services — 4.2%
287	Cintas Corporation	107,203
915	Global Payments, Inc.	101,236
848	Quanta Services, Inc.	106,288
3,164	Rollins, Inc.	110,487
383	United Rentals, Inc. (a)	93,035
659	Verisk Analytics, Inc.	114,066
		632,315
	Distribution/Wholesale — 2.7%
992	Copart, Inc. (a)	107,791
2,066	Fastenal Company	103,135
2,167	LKQ Corporation	106,378
219	W.W. Grainger, Inc.	99,520
		416,824
	Diversified Financial Services — 3.3%
1,725	Charles Schwab Corporation	108,986
4,401	Franklin Resources, Inc.	102,587
1,097	Intercontinental Exchange, Inc.	103,162
6,208	Invesco, Ltd.	100,135
3,406	Synchrony Financial	94,074
		508,944

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Electric — 10.4%
1,202	Ameren Corporation	$108,613
1,093	American Electric Power Company, Inc.	104,862
3,565	CenterPoint Energy, Inc.	105,453
1,585	CMS Energy Corporation	106,987
1,794	Constellation Energy Corporation	102,724
1,354	Dominion Energy, Inc.	108,063
995	Duke Energy Corporation	106,674
927	Entergy Corporation	104,417
1,609	Evergy, Inc.	104,987
2,334	Exelon Corporation	105,777
2,645	FirstEnergy Corporation	101,542
1,414	NextEra Energy, Inc.	109,528
1,456	Pinnacle West Capital Corporation	106,463
3,790	PPL Corporation	102,823
1,489	Southern Company	106,181
		1,585,094
	Electrical Components & Equipment — 0.6%
1,234	Emerson Electric Company	98,152

	Electronics — 1.3%
577	Honeywell International, Inc.	100,289
1,718	Trimble, Inc. (a)	100,039
		200,328
	Entertainment — 0.7%
3,334	Penn National Gaming, Inc. (a)	101,420

	Environmental Control — 1.4%
849	Republic Services, Inc.	111,108
709	Waste Management, Inc.	108,463
		219,571
	Food — 2.2%
836	J.M. Smucker Company	107,016
1,311	Sysco Corporation	111,055
1,275	Tyson Foods, Inc. - Class A	109,727
		327,798

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Forest Products & Paper — 0.7%
2,386	International Paper Company	$99,806

	Gas — 1.4%
959	Atmos Energy Corporation	107,504
3,574	NiSource, Inc.	105,397
		212,901
	Hand/Machine Tools — 0.7%
976	Stanley Black & Decker, Inc.	102,343

	Healthcare-Products — 4.8%
979	Abbott Laboratories	106,368
428	ABIOMED, Inc. (a)	105,934
2,883	Boston Scientific Corporation (a)	107,449
323	Cooper Companies, Inc.	101,138
486	STERIS plc	100,189
326	Waters Corporation (a)	107,900
947	Zimmer Biomet Holdings, Inc.	99,492
		728,470
	Healthcare-Services — 2.0%
489	Charles River Laboratories International, Inc. (a)	104,631
478	Laboratory Corporation of America Holdings	112,024
935	Universal Health Services, Inc. - Class B	94,164
		310,819
	Home Builders — 1.4%
1,525	DR Horton, Inc.	100,940
27	NVR, Inc. (a)	108,112
		209,052
	Insurance — 4.2%
861	Allstate Corporation	109,115
369	Berkshire Hathaway, Inc. - Class B (a)	100,744
896	Cincinnati Financial Corporation	106,606
1,169	Globe Life, Inc.	113,942
635	Travelers Companies, Inc.	107,398
1,573	W.R. Berkley Corporation	107,373
		645,178

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Iron/Steel — 0.6%
887	Nucor Corporation	$92,612

	Leisure Time — 0.6%
9,712	Carnival Corporation (a)	84,009

	Machinery-Construction & Mining — 0.6%
499	Caterpillar, Inc.	89,201

	Machinery-Diversified — 1.3%
320	Deere & Company	95,831
1,190	Westinghouse Air Brake Technologies Corporation	97,675
		193,506
	Media — 0.7%
226	Charter Communications, Inc. - Class A (a)	105,888

	Miscellaneous Manufacturing — 2.0%
1,824	A.O. Smith Corporation	99,736
784	Eaton Corporation plc	98,776
1,706	Textron, Inc.	104,186
		302,698
	Oil & Gas — 7.2%
2,201	APA Corporation	76,815
920	ConocoPhillips	82,625
3,132	Coterra Energy, Inc.	80,774
1,451	Devon Energy Corporation	79,965
691	Diamondback Energy, Inc.	83,715
746	EOG Resources, Inc.	82,388
842	Hess Corporation	89,202
3,546	Marathon Oil Corporation	79,714
992	Marathon Petroleum Corporation	81,552
1,683	Occidental Petroleum Corporation	99,095
1,010	Phillips 66	82,810
397	Pioneer Natural Resources Company	88,563
765	Valero Energy Corporation	81,304
		1,088,522

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Oil & Gas Services — 0.5%
2,652	Halliburton Company	$83,167

	Packaging & Containers — 1.3%
1,792	Sealed Air Corporation	103,434
2,380	WestRock Company	94,819
		198,253
	Pharmaceuticals — 2.2%
744	AmerisourceBergen Corporation	105,261
2,007	Cardinal Health, Inc.	104,906
361	Eli Lilly & Company	117,047
		327,214
	Pipelines — 1.9%
5,645	Kinder Morgan, Inc.	94,610
1,659	ONEOK, Inc.	92,075
3,078	Williams Companies, Inc.	96,064
		282,749
	Real Estate — 4.0%
733	Alexandria Real Estate Equities, Inc.	106,307
805	Camden Property Trust	108,256
5,760	Host Hotels & Resorts, Inc.	90,317
349	Public Storage	109,122
3,431	Vornado Realty Trust	98,092
2,996	Weyerhaeuser Company	99,227
		611,321
	Retail — 6.1%
598	Advance Auto Parts, Inc.	103,508
52	AutoZone, Inc. (a)	111,754
3,168	Bath & Body Works, Inc.	85,282
689	Dollar Tree, Inc. (a)	107,381
371	Home Depot, Inc.	101,754
576	Lowe’s Companies, Inc.	100,610
549	Tractor Supply Company	106,424
882	Walmart, Inc.	107,234
938	Yum! Brands, Inc.	106,472
		930,419

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Semiconductors — 0.6%
1,673	Microchip Technology, Inc.	$97,168

	Shipbuilding — 0.7%
507	Huntington Ingalls Industries, Inc.	110,435

	Software — 1.3%
365	Paycom Software, Inc. (a)	102,244
889	Paychex, Inc.	101,230
		203,474
	Telecommunications — 0.7%
514	Motorola Solutions, Inc.	107,734

	Transportation — 4.3%
3,542	CSX Corporation	102,930
520	FedEx Corporation	117,889
468	Norfolk Southern Corporation	106,372
434	Old Dominion Freight Line, Inc.	111,226
508	Union Pacific Corporation	108,346
620	United Parcel Service, Inc. - Class B	113,175
		659,938
	TOTAL COMMON STOCKS (Cost $14,363,793)	15,194,699

	SHORT-TERM INVESTMENTS — 0.1%
16,915	First American Government Obligations Fund - Class X, 1.29% (b)	16,915
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,915)	16,915
	TOTAL INVESTMENTS — 99.9% (Cost $14,380,708)	15,211,614
	Other Assets in Excess of Liabilities — 0.1%	11,716
	NET ASSETS — 100.0%	$15,223,330

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Statement of Assets and Liabilities

June 30, 2022

ASSETS
Investments in securities, at value (Cost $14,380,708)	$15,211,614
Dividends and interest receivable	20,866
Total assets	15,232,480

LIABILITIES
Management fees payable	9,150
Total liabilities	9,150

NET ASSETS	$15,223,330

Net Assets Consist of:
Paid-in capital	$16,119,323
Total distributable earnings (accumulated deficit)	(895,993)
Net assets	$15,223,330

Net Asset Value:
Net assets	$15,223,330
Shares outstanding^	425,000
Net asset value, offering and redemption price per share	$35.82

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Statement of Operations

For the Year Ended June 30, 2022

INCOME
Dividends*	$287,613
Interest	60
Total investment income	287,673

EXPENSES
Management fees	99,673
Total expenses	99,673
Net investment income (loss)	188,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	317,573
Change in unrealized appreciation (depreciation) on investments	(751,776)
Net realized and unrealized gain (loss) on investments	(434,203)
Net increase (decrease) in net assets resulting from operations	$(246,203)

*	Net of foreign taxes withheld of $358.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Statements of Changes in Net Assets

	Year Ended June 30, 2022	Year Ended June 30, 2021
OPERATIONS
Net investment income (loss)	$188,000	$151,961
Net realized gain (loss) on investments	317,573	1,152,911
Change in unrealized appreciation (depreciation) on investments	(751,776)	2,871,861
Net increase (decrease) in net assets resulting from operations	(246,203)	4,176,733

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(95,679)	(249,189)
Total distributions to shareholders	(95,679)	(249,189)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,757,977	3,372,290
Payments for shares redeemed	(1,871,287)	(3,023,572)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,886,690	348,718
Net increase (decrease) in net assets	$2,544,808	$4,276,262

NET ASSETS
Beginning of year	$12,678,522	$8,402,260
End of year	$15,223,330	$12,678,522

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	125,000	100,000
Shares Redeemed	(50,000)	(100,000)
Net increase (decrease)	75,000	—

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Financial Highlights

For a capital share outstanding throughout each year/period

	Year Ended June 30,				Period Ended June 30,
	2022	2021	2020	2019	2018 (1)
Net asset value, beginning of year/period	$36.22	$24.01	$27.39	$27.35	$25.00

INCOME (LOSS)FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.52	0.47	0.48	0.52	0.34
Net realized and unrealized gain (loss) on investments (3)	(0.65)	12.51	(3.23)	0.02	2.13
Total from investment operations	(0.13)	12.98	(2.75)	0.54	2.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)	(0.77)	(0.63)	(0.50)	(0.11)
Net realized gains	—	—	—	—	(0.01)
Total distributions to shareholders	(0.27)	(0.77)	(0.63)	(0.50)	(0.12)

Net asset value, end of year/period	$35.82	$36.22	$24.01	$27.39	$27.35

Total return	-0.41%	54.82%	-10.44%	2.26%	9.88	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$15,223	$12,679	$8,402	$16,433	$38,978

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72	%(5)
Net investment income (loss) to average net assets	1.36%	1.54%	1.83%	1.95%	1.50	%(5)

Portfolio turnover rate (6)	47%	68%	27%	37%	14	%(4)

(1)	Commencement of operations on September 6, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Point Bridge America First ETF

Notes to Financial Statements

June 30, 2022

NOTE 1 – ORGANIZATION

Point Bridge America First ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is June 30, 2022, and the period covered by these Notes to Financial Statements is the period from July 1, 2021 through June 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,194,699	$—	$—	$15,194,699
Short-Term Investments	16,915	—	—	16,915
Total Investments in Securities	$15,211,614	$—	$—	$15,211,614

^	See Schedule of Investments for breakout of investments by industry group.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended June 30, 2022, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(553,226)	$553,226

For the fiscal year ended June 30, 2022, the Fund realized $553,226 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $6,667,650 and $6,533,773, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $4,759,308 and $1,882,986, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of June 30, 2022, were as follows:

Tax cost of investments	$14,549,042
Gross tax unrealized appreciation	$1,824,898
Gross tax unrealized depreciation	(1,162,326)
Net tax unrealized appreciation (depreciation)	662,572
Undistributed ordinary income	96,787
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(1,655,352)
Distributable earnings (accumulated deficit)	$(895,993)

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2022 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of June 30, 2022, the Fund had a short-term capital loss carryforward of $323,385 and a long-term capital loss carryforward of $1,331,967. These amounts do not have an expiration date. During the current fiscal year, the Fund utilized $42,294 of long-term capital loss carry forward that was available as of June 30, 2021.

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2022 and June 30, 2021 was $95,679 and $249,189 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to

Point Bridge America First ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISK

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Point Bridge America First ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Point Bridge America First ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Point Bridge America First ETF (formerly, Point Bridge GOP Stock Tracker ETF) (the “Fund”), a series of ETF Series Solutions, as of June 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Point Bridge America First ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 26, 2022

Point Bridge America First ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	55	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	55	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	55	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Point Bridge America First ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	55	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).

Point Bridge America First ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

Point Bridge America First ETF

Expense Example

For the Six-Months Ended June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the below Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 911.20	$3.41
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.22	$3.61

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Point Bridge America First ETF

Approval of Sub-Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Point Bridge Capital, LLC (the “Adviser”), Vident Investment Advisory, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Point Bridge GOP Stock Tracker ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with its shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as

Point Bridge America First ETF

Approval of SUB-Advisory Agreement & Board Considerations

(Unaudited) (Continued)

well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2021. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the time periods review, the Fund generally performed in-line with its underlying index, except for the one-year period the Fund underperformed the underlying index due in part to cash “drag” from accrued income.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than

Point Bridge America First ETF

Approval of SUB-Advisory Agreement & Board Considerations

(Unaudited) (Continued)

the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Point Bridge America First ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Point Bridge America First ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended June 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2022 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.

Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.investpolitically.com. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Point Bridge America First ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.investpolitically.com.

Adviser and Index Provider

Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge America First ETF
Symbol – MAGA
CUSIP – 26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2022	FYE 06/30/2021
Audit Fees	$14,500	$14,500
Audit-Related Fees	0	0
Tax Fees	$3,500	$3,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2022	FYE 06/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2022	FYE 06/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	09/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	09/07/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	09/07/2022

* Print the name and title of each signing officer under his or her signature.